Interest-Bearing Loans and Borrowings - Summary of Total Principal Amount Repurchased in the Tender Offer (Detail) - USD ($) $ in Millions		6 Months Ended
	May 30, 2025	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Borrowing Interest Rate Of Notes Repurchased		4.00%
Principal amount repurchased		$ 1,600
4.900% Notes due 2046 One [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	May 30, 2025
Issuer	ABIFI
Title of series of notes partially repurchased	4.90%
Notes Repurchased Maturity Period		Notes due 2046
Currency	USD
Original principal amount outstanding	$ 1,457
Principal amount repurchased	167
Principal amount not repurchased	$ 1,291
4.900% Notes due 2046 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	May 30, 2025
Issuer	ABIWW and ABC
Title of series of notes partially repurchased	4.90%
Notes Repurchased Maturity Period		Notes due 2046
Currency	USD
Original principal amount outstanding	$ 9,160
Principal amount repurchased	330
Principal amount not repurchased	$ 8,830
4.750% Notes due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	May 30, 2025
Issuer	ABIWW
Title of series of notes partially repurchased	4.75%
Notes Repurchased Maturity Period		Notes due 2029
Currency	USD
Original principal amount outstanding	$ 4,250
Principal amount repurchased	1,321
Principal amount not repurchased	$ 2,929